Cash Flow Information (Restated) - Schedule of Cash Flow Information (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024
Reconciliation from net loss after tax to net cash used in operations
Profit/(loss) after tax (in Dollars)	$ (18,936,454)	$ (1,839,709)
Non-cash flows included in operating loss:
Depreciation (note 11)	871	3,442
Amortisation (note 15)	5,098
Loss on fair value of warrants (note 21)	(1,590,162)		$ 20,623,381
Due diligence expenses (classified as investing activities)	(225,000)
Finance expenses	(578,611)
Share based payment expense (note 25)	17,922,048
Issue of shares to directors and management in lieu of fees (note 24)	819,925		$ 182,534
Share of net losses of associate (note 14)	(1,714)
Share of net profits of JV accounted for using the equity method (note 13)	(100,994)
Foreign exchange	(372,166)	(1,920)
Changes in assets and liabilities:
Decrease / (Increase) in trade and other receivables	435,266	(49,050)
Decrease in prepaid expenses	1,645,180
(Increase) / Decrease in trade and other payables	(1,329,879)	905,861
Increase in provisions	911	1,071
Other movements	(283,205)	26,633
Increase in related party payable		150,940
Net cash (used in) operating activities	$ (2,588,886)	$ (802,732)